Buffalo Mid Cap Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 5.5%
Entertainment - 5.5%
Liberty Media Corp.-Liberty Formula One - Class A (a)	29,000	$ 2,538,660
Live Nation Entertainment, Inc. (a)	12,000	2,197,320
Take-Two Interactive Software, Inc. (a)	6,000	1,499,880
Total Communication Services		6,235,860

Consumer Discretionary - 6.3%
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. - Class A (a)	12,000	1,717,200
Hilton Worldwide Holdings, Inc.	5,000	1,652,300
Viking Holdings Ltd. (a)	8,000	837,360
Wingstop, Inc.	6,500	1,127,165
		5,334,025
Textiles, Apparel & Luxury Goods - 1.6%
Birkenstock Holding PLC (a)	40,000	1,721,200
Total Consumer Discretionary		7,055,225

Financials - 6.3%
Capital Markets - 5.1%
Moody's Corp.	3,500	1,585,220
MSCI, Inc.	7,500	4,200,300
		5,785,520
Insurance - 1.2%
Kinsale Capital Group, Inc.	4,000	1,319,240
Total Financials		7,104,760

Health Care - 14.0%
Health Care Equipment & Supplies - 4.5%
Alphatec Holdings, Inc. (a)	140,000	1,211,000
Edwards Lifesciences Corp. (a)	12,000	1,085,520
Intuitive Surgical, Inc. (a)	2,800	1,113,504
STERIS PLC	8,000	1,684,560
		5,094,584
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	6,000	1,425,360
Progyny, Inc. (a)	50,000	1,441,500
		2,866,860
Life Sciences Tools & Services - 6.9%
Agilent Technologies, Inc.	16,000	2,125,280
Bio-Rad Laboratories, Inc. - Class A (a)	5,900	1,732,299
QIAGEN NV	25,000	977,500
Stevanato Group SpA	165,000	2,981,550
		7,816,629
Total Health Care		15,778,073

Industrials - 18.4%
Aerospace & Defense - 1.0%
TransDigm Group, Inc.	900	1,198,836

Building Products - 1.2%
Advanced Drainage Systems, Inc.	8,500	1,334,160

Construction & Engineering - 3.1%
Comfort Systems USA, Inc.	1,800	3,567,510

Electrical Equipment - 6.2%
Emerson Electric Co.	6,500	930,475
Legrand SA - ADR	30,000	1,013,700
nVent Electric PLC	10,000	1,696,100
Vertiv Holdings Co. - Class A	10,000	3,348,200
		6,988,475
Machinery - 2.9%
Federal Signal Corp.	13,500	1,734,615
Graco, Inc.	20,000	1,512,200
		3,246,815
Professional Services - 1.4%
Equifax, Inc.	10,000	1,587,200

Trading Companies & Distributors - 2.6%
Fastenal Co.	30,000	1,440,900
Ferguson Enterprises, Inc.	6,300	1,495,179
		2,936,079
Total Industrials		20,859,075

Information Technology - 38.0% (b)
Communications Equipment - 2.3%
Lumentum Holdings, Inc. (a)	2,000	1,716,120
Viavi Solutions, Inc. (a)	18,000	859,500
		2,575,620
Electronic Equipment, Instruments & Components - 4.0%
Advanced Energy Industries, Inc.	4,000	1,491,480
Badger Meter, Inc.	12,000	1,780,560
TE Connectivity PLC	6,500	1,310,465
		4,582,505
IT Services - 5.2%
Cloudflare, Inc. - Class A (a)	11,000	2,698,080
MongoDB, Inc. (a)	3,500	1,175,650
Snowflake, Inc. - Class A (a)	8,000	2,036,000
		5,909,730
Semiconductors & Semiconductor Equipment - 18.7%
Analog Devices, Inc.	4,000	1,588,680
ASM International NV	1,000	1,148,860
Astera Labs, Inc. (a)	5,000	2,415,100
BE Semiconductor Industries NV	2,500	826,900
Credo Technology Group Holding Ltd. (a)	5,000	1,359,750
FormFactor, Inc. (a)	8,000	1,279,440
NXP Semiconductors NV	4,000	1,124,120
Onto Innovation, Inc. (a)	9,500	3,595,275
PDF Solutions, Inc. (a)	20,000	1,415,800
Rambus, Inc. (a)	11,000	1,460,140
SiTime Corp. (a)	1,500	1,118,340
Teradyne, Inc.	6,000	2,903,040
Tower Semiconductor Ltd. (a)	3,500	912,240
		21,147,685
Software - 6.3%
Cadence Design Systems, Inc. (a)	2,500	938,300
Crowdstrike Holdings, Inc. - Class A (a)	1,600	1,221,024
Datadog, Inc. - Class A (a)	12,000	3,124,320
JFrog Ltd. (a)	7,000	636,160

Tyler Technologies, Inc. (a)	4,000		1,169,840
			7,089,644
Technology Hardware, Storage & Peripherals - 1.5%
Everpure, Inc. - Class A (a)	22,000		1,733,380
Total Information Technology			43,038,564

Materials - 5.3%
Chemicals - 2.0%
Ecolab, Inc.	4,000		1,114,440
Element Solutions, Inc.	25,000		1,193,750
			2,308,190
Construction Materials - 3.3%
James Hardie Industries PLC (a)	97,200		2,544,696
Vulcan Materials Co.	4,000		1,180,040
			3,724,736
Total Materials			6,032,926

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. - Class A (a)	10,000		1,346,900

Utilities - 4.3%
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp.	14,000		2,220,820

Water Utilities - 2.4%
California Water Service Group	55,000		2,675,750
Total Utilities			4,896,570
TOTAL COMMON STOCKS (Cost $85,693,165)			112,347,953

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	589,141		589,141
TOTAL MONEY MARKET FUNDS (Cost $589,141)			589,141

TOTAL INVESTMENTS - 99.8% (Cost $86,282,306)			112,937,094
Other Assets in Excess of Liabilities - 0.2%		0.00239	270,325
TOTAL NET ASSETS - 100.0%			$ 113,207,419

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Mid Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 112,347,953	$ –	$ –	$ 112,347,953
Money Market Funds	589,141	–	–	589,141
Total Investments	$ 112,937,094	$ –	$ –	$ 112,937,094

Refer to the Schedule of Investments for further disaggregation of investment categories.